Summary of Significant Accounting Policies (Details 2) (Series B Warrant, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Series B Warrant
Changes in level 3 instruments measured at fair value
Beginning balance	$ 105	$ 26	$ 26
Unrealized loss included in earnings	78	79
Ending balance	$ 183	$ 105	$ 26